Property and Equipment, Net (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property and Equipment, Net [Line Items]
Property and equipment, gross	$ 6,741,380	$ 5,735,912
Less: Accumulated depreciation and amortization	(3,823,268)	(2,143,167)
Property and equipment, net	2,918,112	3,592,745
Depreciation expense	1,941,761	3,409,647	3,265,975
Additional property, plant, and equipment	1,231,013	2,428,694
Furniture and office equipment [Member]
Property and Equipment, Net [Line Items]
Property and equipment, gross	696,780	1,055,377
Telecommunications equipment [Member]
Property and Equipment, Net [Line Items]
Property and equipment, gross	4,699,800	3,450,208
Leasehold improvements [Member]
Property and Equipment, Net [Line Items]
Property and equipment, gross	$ 1,344,800	$ 1,230,327